N-4	Dec. 31, 2022
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Premier Solutions New Jersey Institutions of Higher Ed.
Prospectus:
Portfolio Company Objective [Text Block]	FUNDTYPE
Premier Solutions New Jersey Institutions of Higher Ed. | MassMutualShortDurationBondFundClassR4Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Short-Term Bond
Portfolio Company Name [Text Block]	MassMutual Short-Duration Bond Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barings LLC; Baring International Investment Ltd
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(9.90%)
Average Annual Total Returns, 5 Years [Percent]	(0.29%)
Average Annual Total Returns, 10 Years [Percent]	0.55%
Premier Solutions Standard (Series II) | MassMutualShortDurationBondFundClassR4Member
Prospectus:
Portfolio Company Name [Text Block]	MassMutual Short-Duration Bond Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barings LLC; Baring International Investment Ltd
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	9.90%
Average Annual Total Returns, 5 Years [Percent]	0.29%
Average Annual Total Returns, 10 Years [Percent]	0.55%
Premier Solutions Standard | MassMutualShortDurationBondFundClassR4Member
Prospectus:
Portfolio Company Name [Text Block]	MassMutual Short-Duration Bond Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barings LLC; Baring International Investment Ltd
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	9.90%
Average Annual Total Returns, 5 Years [Percent]	0.29%
Average Annual Total Returns, 10 Years [Percent]	0.55%
Premier Solutions Standard (Series A) | MassMutualShortDurationBondFundClassR4Member
Prospectus:
Portfolio Company Name [Text Block]	MassMutual Short-Duration Bond Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barings LLC; Baring International Investment Ltd
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	9.90%
Average Annual Total Returns, 5 Years [Percent]	0.29%
Average Annual Total Returns, 10 Years [Percent]	0.55%
Premier Solutions Standard (Series A-II) | MassMutualShortDurationBondFundClassR4Member
Prospectus:
Portfolio Company Name [Text Block]	MassMutual Short-Duration Bond Fund - Class R4
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barings LLC; Baring International Investment Ltd
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	9.90%
Average Annual Total Returns, 5 Years [Percent]	0.29%
Average Annual Total Returns, 10 Years [Percent]	0.55%